USAA MUTUAL FUNDS TRUST

USAA Aggressive Growth Fund

USAA Capital Growth Fund

USAA Growth & Income Fund

USAA Growth Fund

USAA High Income Fund

USAA Income Fund

USAA Intermediate-Term Bond Fund

USAA Income Stock Fund

USAA Money Market Fund

USAA Science & Technology Fund

USAA Short-Term Bond Fund

USAA Small Cap Stock Fund

USAA Value Fund

Supplement dated July 28, 2022

to the Statement of Additional Information ("SAI")

dated December 1, 2021, as Supplemented

_________________

USAA Extended Market Index Fund

USAA 500 Index Fund

USAA Nasdaq-100 Index Fund

USAA Global Managed Volatility Fund

USAA Ultra Short-Term Bond Fund

Supplement dated July 28, 2022

to the Statement of Additional Information ("SAI")

dated May 1, 2022

USAA Cornerstone Conservative Fund

USAA Cornerstone Moderately Conservative Fund

USAA Cornerstone Moderate Fund

USAA Cornerstone Moderately Aggressive Fund

USAA Cornerstone Aggressive Fund

USAA Cornerstone Equity Fund

USAA Emerging Markets Fund

USAA Growth and Tax Strategy Fund

USAA Government Securities Fund

USAA International Fund

USAA Precious Metals and Minerals Fund

USAA Sustainable World Fund

USAA Treasury Money Market Trust

Supplement dated July 28, 2022

to the Statement of Additional Information ("SAI")

dated October 1, 2021, as Supplemented

_________________

USAA Target Retirement Income Fund

USAA Target Retirement 2030 Fund

USAA Target Retirement 2040 Fund

USAA Target Retirement 2050 Fund

USAA Target Retirement 2060 Fund

Supplement dated July 28, 2022

to the Statement of Additional Information ("SAI")

dated May 1, 2022

The following table replaces the "Officers of the Trust" table in the SAI. The table reflects the following changes in officers: Sean Fox serves as Chief Compliance Officer of the Trust and Thomas Dusenberry serves as Secretary of the Trust.

Name	Position(s)	Term of
and Date	Held with	Office and	Principal Occupation(s) Held
of Birth	Fund	Length of
		Time Served	During the Past Five Years
Christopher K. Dyer	President	July 2019	Director of Mutual Fund Administration, the Adviser
(February 1962)			(2004-present). Chief Operating Officer, Victory
Capital Services, Inc. (2020-present). Vice President,
Victory Capital Transfer Agency, Inc. (2019-present).
Scott Stahorsky	Vice	July 2019	Manager, Fund Administration, the Adviser (2015-
(July 1969)	President		present).
Thomas Dusenberry	Secretary	June 2022	Manager, Fund Administration, the Adviser; Treasurer
(July 1977)			and Principal Financial Officer (2020-2022), Assistant
Treasurer (2019), Salient MF Trust, Salient Midstream,
MLP Fund, and Forward Funds; Principal Financial
Officer (2018-2021) and Treasurer (2020-2021),
Salient Private Access Funds and Endowment PMF
Funds; Senior Vice President of Fund Accounting and
Operations, Salient Partners (2020-2022); Director of
Fund Operations, Salient Partners (2016-2019).

James K. De Vries	Treasurer	March 2018	Executive Director, the Adviser (7/1/19-present);
(April 1969)			Executive Director, Investment and Financial
Administration, USAA (2012-6/30/19); Assistant
Treasurer, USAA Mutual Funds Trust (2013-2018).
Mr. De Vries also serves as the Funds' Principal
Financial Officer.
Allan Shaer	Assistant	July 2019	Senior Vice President, Financial Administration, Citi
(March 1965)	Treasurer		Fund Services Ohio, Inc. (2016-present); Vice
President, Mutual Fund Administration, JP Morgan
Chase Bank (2011-2016).
Carol D. Trevino	Assistant	September	Director, Accounting and Finance, the Adviser (7/1/19-
(October 1965)	Treasurer	2018	present); Accounting/ Financial Director, USAA
(12/13-6/30/19).
Charles Booth	Anti-	July 2019	Director, Regulatory Administration and CCO Support
(April 1960)	Money		Services, City Fund Services Ohio, Inc. (2007-present).
Laundering
Compliance
Officer and
Identity
Theft
Officer
Sean Fox	Chief	June 2022	Deputy Chief Compliance Officer (July 2021-June
(September 1976)	Compliance		2022), Senior Compliance Officer, the Adviser (2019-
	Officer		present); Compliance Officer, the Adviser (2015-
2019).

If you wish to obtain more information, please call the USAA Mutual Funds at (800) 235-8396.

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.

Victory Capital means Victory Capital Management Inc., the investment adviser of the USAA Mutual Funds. USAA Mutual Funds are distributed by Victory Capital Services, Inc., member FINRA, an affiliate of Victory Capital. Victory Capital and its affiliates are not affiliated with United Services Automobile Association or its affiliates. USAA and the USAA logos are registered trademarks and the USAA Mutual Funds and USAA Investments logos are trademarks of United Services Automobile Association and are being used by Victory Capital and its affiliates under license.